Note 5 - Leases - Balance Sheet Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Finance lease – amortization of ROU asset	$ 105	$ 103
Finance lease – interest on lease liability	4	6
Operating lease expense	127	58
Lease, Cost	236	167
Operating lease right-of-use asset	1,270	113
Total right-of-use assets	1,700	569
Finance lease liability, current	107	105
Total lease liabilities	1,430	379
Other Noncurrent Assets [Member]
Operating lease right-of-use asset	1,270	113
Property, Plant and Equipment, Net [Member]
Finance lease right-of-use asset	430	456
Accounts Payable and Accrued Liabilities [Member]
Operating lease liability, current	101	52
Current Portion of Financing Lease [Member]
Finance lease liability, current	107	105
Other Noncurrent Liabilities [Member]
Operating lease liability, non-current	1,168	61
Finance lease liability, non-current	$ 54	$ 161